Stock-based compensation - Status of the Share Performance Plans (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments € / shares shares	Dec. 31, 2020 EquityInstruments € / shares shares	Dec. 31, 2019 EquityInstruments € / shares shares
Share-based payments
SPAs exercised	€ 1.00	€ 1.06	€ 1.03
Share Performance Awards
Share-based payments
Outstanding at beginning of the year | EquityInstruments	1,570,113	2,149,562	2,869,248
SPAs granted | EquityInstruments	608,710	325,612	230,231
SPAs exercised | EquityInstruments	(701,278)	(865,687)	(924,917)
SPAs forfeited | EquityInstruments	(152,095)	(39,374)	(25,000)
Outstanding at end of the year | EquityInstruments	1,325,450	1,570,113	2,149,562
Thereof exercisable | EquityInstruments		432,450	504,234
Outstanding at beginning of the year	€ 1.00	€ 1.00	€ 1.00
SPAs granted	1.00	1.00	1.00
SPAs exercised	1.00	1.00	1.00
SPAs forfeited	1.00	1.00	1.00
Outstanding at the end of the year	1.00	1.00	1.00
Thereof exercisable	1.00	1.00	1.00
Weighted average share price	€ 37.97	€ 24.26	€ 21.41
Number of shares issued on exercise of awards | shares	1,195,954	1,501,254	1,789,784
Share Performance Awards | Management Board
Share-based payments
SPAs granted | EquityInstruments	160,048	77,214	86,283